Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of detailed information about property, plant and equipment

							2021
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (iii)	Other	Total
Balance at the beginning of the year
Cost	1,022,432	2,360,426	596,675	211,650	292,322	36,816	4,520,321
Accumulated depreciation and impairment	(567,829)	(1,734,232)	(69,143)	(124,838)	(108,698)	(17,285)	(2,622,025)
Net balance at the beginning of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296
Reclassification (i)	-	-	-	-	(31,851)	-	(31,851)
Net balance at the beginning of the year - adjusted	454,603	626,194	527,532	86,812	151,773	19,531	1,866,445
Additions (ii)	12	671	507,907	-	-	1,576	510,166
Disposals and write-offs	(567)	(7,663)	(454)	-	-	(1,751)	(10,435)
Depreciation	(56,493)	(110,895)	-	(6,436)	(2,062)	(1,143)	(177,029)
Foreign exchange effects	(15,963)	(23,188)	(40,278)	(2,452)	(1,027)	(631)	(83,539)
Transfers (iv)	57,393	82,252	(182,612)	-	16,553	2,657	(23,757)
Remeasurement of asset retirement obligations – note 26	-	-	-	5,879	-	-	5,879
Balance at the end of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730
Cost	1,054,413	2,330,748	874,776	202,242	158,642	35,266	4,656,087
Accumulated depreciation and impairment	(615,428)	(1,763,377)	(62,681)	(118,439)	6,595	(15,027)	(2,568,357)
Balance at the end of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730

Average annual depreciation rates %	4	7	-	UoP	UoP

							2020
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligation	Mining projects	Other	Total
Balance at the beginning of the year
Cost	1,050,632	2,419,034	549,903	201,892	261,117	45,035	4,527,613
Accumulated depreciation and impairment	(511,973)	(1,666,480)	(14,811)	(97,233)	(93,009)	(21,417)	(2,404,923)
Net balance at the beginning of the year	538,659	752,554	535,092	104,659	168,108	23,618	2,122,690
Additions	-	3,315	336,457	-	-	935	340,707
Disposals and write-offs	(240)	(1,732)	(662)	-	-	(42)	(2,676)
Depreciation	(48,938)	(110,515)	-	(6,096)	(869)	(1,261)	(167,679)
Impairment of non-current assets	(45,188)	(26,521)	(57,621)	(13,804)	(15,805)	(106)	(159,045)
Foreign exchange effects	(60,934)	(78,038)	(83,982)	(12,821)	(3,852)	(4,182)	(243,809)
Transfers – note 22	71,244	88,047	(201,752)	-	36,042	1,770	(4,649)
Reclassification	-	(916)	-	-	-	(1,201)	(2,117)
Remeasurement of asset retirement obligations	-	-	-	14,874	-	-	14,874
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296
Cost	1,022,432	2,360,426	596,675	211,650	292,322	36,816	4,520,321
Accumulated depreciation and impairment	(567,829)	(1,734,232)	(69,143)	(124,838)	(108,698)	(17,285)	(2,622,025)
Balance at the end of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296

Average annual depreciation rates %	4	7	-	5	UoP
(i)	Reclassification of USD 31,851 from Mining projects to Intangible assets (Rights to use natural resources), as explained in note 22 (a).
(ii)	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 19,614 for the year ended on December 31, 2021 (December 31, 2020: USD 2,023).
(iii)	Only the amounts related to the operating unit Atacocha are being depreciated under the UoP method.
(iv)	Amount includes: (i) a transfer from Assets and projects under construction to Inventories (raw materials) of USD 23,009 related to the ore pile costs that were incurred during Aripuanã´s commissioning phase and which should already be included in the Company's inventory; and, (ii) USD 748 thousand related to other intangibles.